[THE RESERVE FUNDS(R) LOGO]
"The World's First Money-Market Fund"(R)

1250 Broadway, New York, NY 10001-3701
(212) 401-5500

GENERAL INFORMATION AND
24-HOUR YIELD AND BALANCE INFORMATION
800-637-1700 - www.reservefunds.com

This literature is not authorized for distribution to prospective investors unless preceded or accompanied by an appropriate current prospectus.

Distributor     Resrv Partners, Inc.

MF/ANNUAL 05/02



[THE RESERVE FUNDS(R) LOGO]

                                  Founders of
                     "The World's First Money-Market Fund"(R)
                                   Est. 1970


ANNUAL REPORT

LOUISIANA MUNICIPAL MONEY-MARKET FUND
MINNESOTA MUNICIPAL MONEY-MARKET FUND







MAY 31, 2002

  RESERVE MUNICIPAL MONEY-MARKET TRUST - LOUISIANA MUNICIPAL MONEY-MARKET FUND
                     SCHEDULE OF INVESTMENTS - MAY 31, 2002

   PRINCIPAL                                                                                          VALUE
    AMOUNT   TAX EXEMPT OBLIGATIONS-52.7%                                                           (NOTE 1 )
   --------- ----------------------------                                                           ---------
             LOUISIANA  - 48.6%
$   4,500    Ascension Borden Inc Project, 1.21%, 12/01/09(a)                                        $ 4,500
   10,000    Calcasieu Industrial Development Agency Revenue Bonds for Citgo, 1.45%, 8/01/04(a)       10,000
   10,000    Calcasieu Sales Tax District 4A, 1.40%, 9/01/02(a)                                       10,000
    4,500    Louisiana Offshore Terminal Authority 1st Stage, 1.60%, 9/01/06(a)                        4,500
   10,000    Louisiana Public Facilities Authority for Kenner Hotel Limited, 1.65%, 12/01/15(a)       10,000
   10,000    Louisiana Public Financing Authority for Ciba Geigy Corp. Project, 1.40%, 12/01/04(a)    10,000
    4,500    Louisiana State University Argricultural College, 1.45%, 7/01/30(a)                       4,500
                                                                                                     -------
                                                                                                      53,500
                                                                                                     -------
             PUERTO RICO - 4.1%
    4,500    Puerto Rico Highway Series A, 1.30%, 7/01/28(a)                                           4,500
                                                                                                     -------
                                                                                                       4,500
                                                                                                     -------
             TOTAL INVESTMENTS (COST $58,000)                                        52.7%            58,000

             OTHER ASSETS, LESS

             LIABILITIES                                                             47.3             52,156
                                                                                   ------           --------
             NET ASSETS                                                             100.0%          $110,156
                                                                                   ======           ========

             NET ASSETS VALUE, OFFERING AND REDEMPTION PRICE PER SHARE, BASED ON 110,156 SHARES OF
             BENEFICIARY INTEREST, $.0001 PAR VALUE OUTSTANDING                                        $1.00
                                                                                                       =====


(a) Variable rate securities. The interest rates, as reported on May 31, 2002, are subject to change periodically. Securities payable on demand are collateralized by bank letters of credit or other credit agreements.

  RESERVE MUNICIPAL MONEY-MARKET TRUST - LOUISIANA MUNICIPAL MONEY-MARKET FUND
                       STATEMENT OF ASSETS AND LIABILITIES
                                  MAY 31, 2002

ASSETS
Investments in securities, at value (Cost $58,000)                                                              $58,000
Cash                                                                                                             52,053
Interest receivable                                                                                                 103
                                                                                                     -------------------
Total Assets                                                                                                    110,156
                                                                                                     -------------------
NET ASSETS                                                                                                     $110,156
                                                                                                     ===================





                       SEE NOTES TO FINANCIAL STATEMENTS.

  RESERVE MUNICIPAL MONEY-MARKET TRUST - MINNESOTA MUNICIPAL MONEY-MARKET FUND
                     SCHEDULE OF INVESTMENTS - MAY 31, 2002

   PRINCIPAL                                                                                          VALUE
    AMOUNT   TAX EXEMPT OBLIGATIONS-65.8%                                                           (NOTE 1 )
   --------- ----------------------------                                                           ---------
             MINNESOTA - 57.6%
  $ 10,000   Arden Hills Housing for Presbyterian Homes, 1.6%, 9/1/29(a)                          $   10,000
    10,000   Beltrami County for Northwood Panelboard, 1.65%, 12/1/21(a)                              10,000
     4,500   Cohasset for Minnesota Power & Light, 1.50%, 12/1/07(a)                                   4,500
    10,000   Duluth Tax for Lake Superior Paper, 1.4%, 9/1/10(a)                                      10,000
    10,000   Hennepin County Series B, 1.25%, 12/1/20(a)                                              10,000
     4,500   Mankato for Bethanny Lutheran College, 1.55%, 11/1/15(a)                                  4,500
     4,500   Minneapolis Convention Center, 1.25%,12/1/18(a)                                           4,500
    10,000   Minnesota Higher Education for State Olaf College, 1.50%,10/1/30(a)                      10,000
                                                                                               -------------
                                                                                                      63,500
                                                                                               -------------
             PUERTO RICO - 8.2%

     4,500   Puerto Rico Government Bank,1%,12/1/15(a)                                                 4,500
     4,500   Puerto Rico Highway Series A,1.3%, 7/1/28(a)                                              4,500
                                                                                               -------------
                                                                                                       9,000
                                                                                               -------------
             TOTAL INVESTMENTS  ( COST $72,500)                                     65.8%             72,500
             OTHER ASSETS, LESS LIABILITIES                                         34.2              37,690
                                                                                  ------       -------------
             NET ASSETS                                                            100.0%         $  110,190
                                                                                  ======       =============

             NET ASSETS VALUE, OFFERING AND REDEMPTION PRICE PER SHARE, BASED ON 110,190 SHARES OF
             BENEFICIARY INTEREST, $.0001 PAR VALUE OUTSTANDING                                       $1.00
                                                                                                      =====

(a) Variable rate securities. The interest rates, as reported on May 31, 2002, are subject to change periodically. Securities payable on demand are collateralized by bank letters of credit or other credit agreements.

  RESERVE MUNICIPAL MONEY-MARKET TRUST - MINNESOTA MUNICIPAL MONEY-MARKET FUND
                       STATEMENT OF ASSETS AND LIABILITIES
                                  MAY 31, 2002

  ASSETS
  Investments in securities, at value (Cost $72,500)                                                       $72,500
  Cash                                                                                                      37,583
  Interest receivable                                                                                          107
                                                                                                     --------------
  Total Assets                                                                                             110,190
                                                                                                     --------------
  NET ASSETS                                                                                              $110,190
                                                                                                     ==============


                       SEE NOTES TO FINANCIAL STATEMENTS.

  RESERVE MUNICIPAL MONEY-MARKET TRUST - LOUISIANA MUNICIPAL MONEY-MARKET FUND
                             STATEMENT OF OPERATIONS
                      FOR THE PERIOD ENDED MAY 31, 2002 (a)

INTEREST INCOME (Note 1)                                                                                     $ 156
                                                                                                   ----------------
EXPENSES (Note 2)
  Comprehensive management fee                                                                                 113
  Distribution (12b-1) fee                                                                                      28
                                                                                                   ----------------
     Total expenses                                                                                            141
  Less: expenses waived (Notes 2 & 3)                                                                         (141)
                                                                                                   ----------------
  Net Expenses                                                                                                   -
NET INVESTMENT INCOME, representing Net Increase in Net Assets from Investment Operations                    $ 156
                                                                                                   ================


  RESERVE MUNICIPAL MONEY-MARKET TRUST - LOUISIANA MUNICIPAL MONEY-MARKET FUND
                       STATEMENT OF CHANGES IN NET ASSETS

                                                                                             PERIOD ENDED
                                                                                             MAY 31, 2002 (a)
                                                                                          --------------------
INCREASE IN NET ASSETS FROM INVESTMENT OPERATIONS:
    Net investment income                                                                             $    156
                                                                                           --------------------
DIVIDENDS PAID TO SHAREHOLDERS FROM (Note 1):
    Net investment income                                                                                 (156)
                                                                                           --------------------
FROM CAPITAL SHARE TRANSACTIONS (at net asset value of $1.00 per share):
    Net proceeds from sale of shares                                                                    10,000
    Dividends reinvested                                                                                   156
                                                                                           --------------------
                                                                                                        10,156
                                                                                           --------------------
 Net increase in net assets                                                                             10,156

NET ASSETS

    Beginning of period                                                                                100,000
                                                                                           --------------------
    End of period                                                                                    $ 110,156
                                                                                           ====================

(a) From April 17, 2002 (Commencement of Operations) to May 31, 2002.


                       SEE NOTES TO FINANCIAL STATEMENTS.

  RESERVE MUNICIPAL MONEY-MARKET TRUST - MINNESOTA MUNICIPAL MONEY-MARKET FUND
                             STATEMENT OF OPERATIONS
                      FOR THE PERIOD ENDED MAY 31, 2002 (a)

INTEREST INCOME (Note 1)                                                                                  $ 190
                                                                                                 --------------
EXPENSES (Note 2)
  Comprehensive management fee                                                                              113
  Distribution (12b-1) fee                                                                                   28
                                                                                                 --------------
     Total expenses                                                                                         141
  Less: expenses waived (Notes 2 & 3)                                                                      (141)
                                                                                                 --------------
   Net Expenses                                                                                               -
NET INVESTMENT INCOME, representing Net Increase in Net Assets from Investment Operations                 $ 190
                                                                                                 ==============

  RESERVE MUNICIPAL MONEY-MARKET TRUST - MINNESOTA MUNICIPAL MONEY-MARKET FUND
                       STATEMENT OF CHANGES IN NET ASSETS

                                                                                         PERIOD ENDED
                                                                                        MAY 31, 2002 (a)
                                                                                      -------------------
INCREASE IN NET ASSETS FROM INVESTMENT OPERATIONS:

    Net investment income                                                                           $ 190
                                                                                      -------------------

DIVIDENDS PAID TO SHAREHOLDERS FROM (Note 1):
    Net investment income                                                                            (190)
                                                                                      -------------------

FROM CAPITAL SHARE TRANSACTIONS (at net asset value of $1.00 per share):

    Net proceeds from sale of shares                                                               10,000
    Dividends reinvested                                                                              190
                                                                                      -------------------
                                                                                                   10,190
                                                                                      -------------------

 Net increase in net assets                                                                        10,190

NET ASSETS

    Beginning of period                                                                           100,000
                                                                                      -------------------
    End of period                                                                               $ 110,190
                                                                                      ===================

(a)  From April 17, 2002 (Commencement of Operations) to May 31, 2002.


                       SEE NOTES TO FINANCIAL STATEMENTS.

                          NOTES TO FINANCIAL STATEMENTS

(1)  SIGNIFICANT ACCOUNTING POLICIES:

The Reserve Municipal Money-Market Trust (the "Trust") is registered under the Investment Company Act of 1940 as a non-diversified, open-end management investment company. The policies summarized below are consistently followed in the preparation of its financial statements in conformity with generally accepted accounting principles.

A. The Trust's authorized shares of beneficial interest are unlimited and are divided into two (2) series (funds): The Louisiana Municipal Money-Market Fund and the Minnesota Municipal Money-Market Fund (the "Funds").

B. Securities are valued at amortized cost, which approximates market value. The amortized cost method values a security at cost plus accrued interest at the time of purchase, and thereafter assumes a constant amortization to maturity of any discount or premium, irrespective of intervening changes in interest rates or market values. For purposes of compliance with Rule 2a-7 of the Investment Company Act of 1940 and for computing the portfolio average weighted life to maturity, the maturity of floating or variable rate instruments in which the Funds may invest will be deemed to be, for floating rate instruments: (1) the notice period required before the Fund is entitled to receive payment of the principal amount of the instruments, and for variable rate instruments the longer of (1) above or (2) the period remaining until the instrument's next interest rate adjustment.

C. It is the policy of each Fund to comply with Subchapter M of the Internal Revenue Code and to distribute all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

D. Security transactions are recorded on a trade date basis; interest income is accrued daily and security premium or discount is amortized or accreted daily. Net investment income is distributed to shareholders daily and automatically reinvested in additional Fund shares.

(2)  MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES:

Pursuant to an Investment Management Agreement (the "Agreement") between Reserve Management Company, Inc. ("RMCI") and each Fund, RMCI serves as each Fund's Investment Adviser subject to the policies adopted by the Board of Trustees. Under the Agreement, RMCI is responsible for the supervision of the day-to-day operations, manages each Fund's investments, effects purchases and sales thereof, and absorbs certain promotional expenses. For its services as Investment Adviser RMCI receives a comprehensive management fee, which is accrued daily at the annual rate of 0.80% of the average daily net assets of each Fund. The comprehensive management fee includes the advisory fee, as well as all administrative and customary operating expenses of each Fund, as well as shareholder liaison services (such as, responding to customer inquiries and providing information on their investments), recordkeeping charges, accounting expenses and transfer agent cost. Excluded from the definition of customary operating expenses are: interest charges, taxes, brokerage fees and commissions, extraordinary legal and accounting fees and other extraordinary expenses, payments under the Trust's Distribution Plan and the fees of the disinterested Trustees and state (blue sky) and SEC registration fees for which each Fund pays its direct or allocated share. For the period ended May 31, 2002, RMCI voluntarily waived its comprehensive management fee of $226 for both Funds. As of May 31, 2002, one hundred percent of each Fund's outstanding shares were owned by Reserve Management Corporation. Certain Officers / Trustees of the Trust are also Officers of RMCI.

(3)  DISTRIBUTION ASSISTANCE:

The Funds have adopted a Rule 12b-1 Plan, with Resrv Partners, Inc., an affiliate of RMCI, which allows the Funds to pay distribution fees for the sale and distribution of its shares. The rate of distribution expenses is 0.20% per year of the Funds' average net assets respectively. The Plan requires RMCI to pay an equivalent amount from its own resources. For the period ended May 31, 2002, 12b-1 fees of $56 were voluntarily waived for both Funds.

(4)  INVESTMENT CONCENTRATION:

     The Funds invest substantially all of their assets in portfolios of tax-exempt debt obligations issured by states, territories and possessions of the United States and their subdivisions. The issuers' ability to meet their obligations may be affected by economic, regional or political developments. In order to reduce the credit risk associated with such factors, the Funds invest substantially in investments which were backed by letters of credit, bond insurance of financial institutions, or financial guaranty assurance agencies or other credit enhancement arrangements as shown below as a percentage of each Fund's net asseets:

LOUISIANA MUNICIPAL MONEY-MARKET FUND 56.93%

Bank of America        9.08%       Sun Trust Bank                            4.09%
Credit Suisse          4.09%       Union Bank of Switzerland                 9.08%
Dexia                  9.08%       Westdeutsche Landesbank Girozentrale      9.08%

* BOND INSURANCE

AMBIC                  4.09%       FGIC                                      8.34%


MINNESOTA MUNICIPAL MONEY-MARKET FUND   65.81%

ABN / AMRO                      4.08%               Toronto Dominion Bank             9.08%
Bay Hypo Und Vereubsbank        4.08%               US Bank                           9.08%
Harris Trust & Savings Bank     9.08%               Wachovia Bank & Trust Company     9.08%
Landesbank Hessen-Thurgen       9.08%               Wells Fargo Bank                  4.08%

* BOND INSURANCE

AMBAC                           4.08%               FGIC                              4.09%

* Some securities are backed by both a line of credit and bond insurance.

(5)  MANAGEMENT'S USE OF ESTIMATES:

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the dates of the financial statements and the reported amounts of income and expenses during the reporting periods. Actual results could differ from those estimates.

(5)  COMPOSITION OF NET ASSETS:

At May 31, 2002, the composition of each Fund's net assets was as follows:

                                                    LOUISIANA MUNICIPAL    MINNESOTA MUNICIPAL
                                                    MONEY-MARKET FUND       MONEY-MARKET FUND
Par Value                                               $       11              $       11
Additional Paid-in-Capital                                 110,145                 110,179
                                                        ----------              ----------
Net Assets                                              $  110,156              $  110,190
                                                        ==========              ==========

(6)  FINANCIAL HIGHLIGHTS:

     Contained below is per share operating performance data for a share of beneficial interest outstanding of each Fund for each of the periods as indicated.

                                                                    FOR PERIOD
              LOUISIANA MUNICIPAL MONEY- MARKET FUND               ENDED MAY 31,
                                                                      2002 (a)
     --------------------------------------------------------------------------
     Net asset value at beginning of period                        $     1.0000
                                                                   ------------
     Net investment income from investment operations                    0.0014
     Less dividends from net investment income                          (0.0014)
                                                                   ------------
     Net asset value at end of period                              $     1.0000
                                                                   ============

     Total Return                                                          0.14%

     RATIOS/SUPPLEMENTAL DATA

     Net assets end of period (millions)                           $        0.1
     Ratio of expenses to average net assets  (b)(c)                       1.04%
     Ratio of net investment income to average net assets (b) (c)          0.11%

                                                                    FOR PERIOD
               MINNESOTA MUNICIPAL MONEY-MARKET FUND               ENDED MAY 31,
                                                                     2002 (a)
     --------------------------------------------------------------------------
     Net asset value at beginning of period                        $     1.0000
                                                                   ------------
     Net investment income from investment operations                    0.0017
     Less dividends from net investment income                          (0.0017)
                                                                   ------------
     Net asset value at end of period                              $     1.0000
                                                                   ============

     Total Return                                                          0.17%

RATIOS/SUPPLEMENTAL DATA

Net assets end of period (millions)                                $        0.1
Ratio of expenses to average net assets  (b) (c)                           1.04%
Ratio of net investment income to average net assets (b) (c)               0.36%

(a)  From April 17, 2002 (Commencement of Operations) to May 31, 2002.
(b)  Annualized.
(c) Due to the voluntary waiver of certain expenses by RMCI for certain funds, the actual expense ratios and net investment income amounted to:

                                                                 NET
                                        PERIOD     EXPENSE    INVESTMENT
                                        ENDED       RATIO       INCOME
                                       -------     -------      -------
Louisiana Municipal Money-Market Fund    2002       0.00%        1.15%
Minnesota Municipal Money-Market Fund    2002       0.00%        1.40%

                        REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Trustees and Shareholders of Reserve Municipal Money-Market
Trust:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Reserve Municipal Money-Market Trust (comprising Louisiana Municipal Money-Market Fund and Minnesota Municipal Money-Market Fund; collectively, the "Funds") at May 31, 2002, and the results of each of their operations, the changes in each of their net assets and the financial highlights for the period April 17, 2002 (commencement of operations) through May 31, 2002, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at May 31, 2002 by correspondence with the custodian, provides a reasonable basis for our opinion.






PricewaterhouseCoopers LLP


New York, New York
July 12, 2002

        THE JOINT BOARD OF TRUSTEES AND EXECUTIVE OFFICERS OF THE FUNDS

The Board of Trustees is responsible for the management and supervision of the Funds. The Trustees approve all significant agreements between the Funds and those companies that furnish services to the Funds. The Trustees and the Executive Officers of the Funds oversee 28 portfolios in the Reserve fund complex. With the exception of Father Donald Harrington, none of the Trustees or Executive Officers hold other directorships outside The Reserve Funds; Fr. Harrington is a Director of The Bear Stearns Companies, Inc. (financial institution) since 1993.

The Trustees and Executive Officers of the Funds, together with information as to their principal business occupations during at least the last five years, are shown below:

INTERESTED TRUSTEES*

                            CURRENT POSITIONS HELD    TERM OF OFFICE **       PRINCIPAL OCCUPATIONS DURING
NAME, AGE, ADDRESS              WITH THE FUNDS      AND LENGTH OF SERVICE          THE LAST FIVE YEARS
--------------------------------------------------------------------------------------------------------------
BRUCE R. BENT               Chairman/Chief          Since 2000             President of Reserve Management
Age: 65                     Executive Officer and                          Company, Inc. ("RMCI"), Director
The Reserve Funds           Trustee of The Reserve                         and Chairman/Chief Executive
1250 Broadway               Fund ("RF"), Reserve                           Officer of Reserve Management
New York, NY 10001-3701     Tax-Exempt Trust                               Corporation ("RMC"); Chairman and
                            ("RTET"), Reserve New                          Director of Resrv Partners, Inc.
                            York Tax-Exempt Trust                          ("RESRV") (2000 - present) and
                            ("RNYTET"), Reserve                            Chairman and Director of the
                            Municipal Money-Market                         Reserve Offshore Money Fund, Ltd.
                            Trust ("RMMMT") and                            (1990 - present)
                            Reserve Private Equity                         Co-founder of The Reserve Funds
                            Series ("RPES").                               (1970); various executive officer
                                                                           positions (1970 - 2000).
--------------------------------------------------------------------------------------------------------------
BRUCE R. BENT II            President and           Since 2000 and 2002,   Senior Vice President, Secretary
Age: 36                     Assistant Treasurer of  respectively           and Assistant Treasurer of RMCI;
The Reserve Funds           RF, RTET, RNYTET,                              Senior Vice President, Secretary
1250 Broadway               RMMMT and                                      and Assistant Treasurer of RMC;
New York, NY 10001-3701     RPES.                                          and, Secretary and Director of
                            Trustee of RMMMT.                              RESRV (2000 to present). Trustee of
                                                                           RF, RTET, RNYTET, and RPES (1999 -
                                                                           2001). Vice President RMC, RMCI and
                                                                           RESRV (1992 - 2000).
--------------------------------------------------------------------------------------------------------------
ARTHUR T. BENT III          Chief Operating         Since 2000 and 2002,   Chief Operating Officer/Treasurer,
Age: 34                     Officer/Treasurer,      respectively.          Senior Vice President and Assistant
The Reserve Funds           Senior Vice President                          Secretary of RMCI; President,
1250 Broadway               and Assistant                                  Treasurer and Assistant Secretary
New York, NY 10001-3701     Secretary of RF, RTET,                         of RMC; and, Treasurer and Director
                            RNYTET, RMMMT and                              of RESRV (2000 - present). Vice
                            RPES.                                          President RMC, RMCI and RESRV
                            Trustee of RMMMT.                              (1997 - 2000).

  * MESSRS. BENT ARE EACH CONSIDERED TO BE AN "INTERESTED PERSON" OF THE FUNDS AS DEFINED IN THE 1940 ACT DUE TO THEIR EMPLOYMENT WITH RMC, RMCI AND RESRV. MR. BENT IS THE FATHER OF MR. BENT II AND MR. BENT III
 ** EACH TRUSTEE SHALL HOLD OFFICE UNTIL HE RESIGNS, IS REMOVED OR UNTIL HIS SUCCESSOR IS DULY ELECTED AND QUALIFIED. A TRUSTEE SHALL RETIRE UPON ATTAINING THE AGE OF SEVENTY-FIVE (75) YEARS. TRUSTEES NEED NOT BE SHAREHOLDERS.

DIS-INTERESTED TRUSTEES

                            CURRENT POSITIONS HELD    TERM OF OFFICE **       PRINCIPAL OCCUPATIONS DURING
NAME, AGE, ADDRESS              WITH THE FUNDS      AND LENGTH OF SERVICE          THE LAST FIVE YEARS
--------------------------------------------------------------------------------------------------------------
EDWIN EHLERT, JR.           Trustee of RF, RTET,    Since 1970             Retired. President, Premier
Age: 70                     RNYTET, RMMMT and                              Resources, Inc. (meeting
125 Elm Street              RPES.                                          management firm) (1987 - 2001)
Westfield, NJ 07091
--------------------------------------------------------------------------------------------------------------
PATRICK J. FOYE             Trustee of RF, RTET,    Since 2000             Deputy Chairman of Long Island
Age: 45                     RNYTET, RMMMT and                              Power Authority (1995 - present).
c/o AIMCO                   RPES.                                          Executive Vice President of
2000 S. Colorado Blvd.                                                     Apartment Investment and Management
Tower Two                                                                  Company ("AIMCO") (a real
Suite 2-1000                                                               estate investment trust and the
Denver, CO 80222                                                           nation's largest owner and manager
                                                                           of multi-family apartment
                                                                           properties) (1998 to present);
                                                                           Partner, Skadden, Arps Slate (Law
                                                                           firm) (1989 - 1998).
--------------------------------------------------------------------------------------------------------------
DONALD J. HARRINGTON, C.M.  Trustee of RF, RTET,    Since 1987             President of St. John's University,
Age: 56                     RNYTET, RMMMT and                              NY (1989 - present).
c/o St. John's University   RPES.
8000 Utopia Parkway
Jamaica, NY 11439
--------------------------------------------------------------------------------------------------------------
WILLIAM J. MONTGORIS        Trustee of RF, RTET,    Since 1999             Retired. Former Chief Operating
Age: 55                     RNYTET, RMMMT and                              Officer of The Bear Stearns
286 Gregory Road            RPES.                                          Companies, Inc. (1979-1999)
Franklin Lakes, NJ 07417
--------------------------------------------------------------------------------------------------------------
WILLIAM E. VIKLUND          Trustee of RF, RTET,    Currently, since       Retired. Former President and COO
Age: 62                     RNYTET, RMMMT and       1999. (Previously,     of Long Island Bankcorp
110 Grist Mill Lane         RPES.                   1987 - 1990)           (1980-1996).
Plandome Manor, NY
11030-1110

 ** EACH TRUSTEE SHALL HOLD OFFICE UNTIL HE RESIGNS, IS REMOVED OR UNTIL HIS SUCCESSOR IS DULY ELECTED AND QUALIFIED. A TRUSTEE SHALL RETIRE UPON ATTAINING THE AGE OF SEVENTY-FIVE (75) YEARS. TRUSTEES NEED NOT BE SHAREHOLDERS.

OFFICERS, WHO ARE NOT TRUSTEES

                            CURRENT POSITIONS HELD    TERM OF OFFICE **       PRINCIPAL OCCUPATIONS DURING
NAME, AGE, ADDRESS              WITH THE FUNDS      AND LENGTH OF SERVICE          THE LAST FIVE YEARS
--------------------------------------------------------------------------------------------------------------
IRENE S. GREENBERG          General Counsel of RF,  Since 2002             General Counsel of RMC, RMCI and
Age: 47                     RTET, RNYTET, RMMMT                            RESRV. Former Vice President and
The Reserve Funds           and RPES.                                      Assistant General Counsel, U.S.
1250 Broadway                                                              Trust Company of New York (1999 -
New York, NY 10001-3701                                                    2002); Former Vice President and
                                                                           Manager, Bankers Trust Company
                                                                           (1997 - 1999).
--------------------------------------------------------------------------------------------------------------
AGNES N. MULLADY            Controller of RF,       Since 2000             Controller of RMC, RMCI and
                            RTET,

                            CURRENT POSITIONS HELD    TERM OF OFFICE **       PRINCIPAL OCCUPATIONS DURING
NAME, AGE, ADDRESS              WITH THE FUNDS      AND LENGTH OF SERVICE          THE LAST FIVE YEARS
--------------------------------------------------------------------------------------------------------------
Age: 43                     RNYTET, RMMMT                                  RESRV. Vice President and Treasurer,
The Reserve Funds           and RPES.                                      Northstar Funds; Senior Vice
1250 Broadway                                                              President and Chief Financial
New York, NY 10001-3701                                                    Officer, Northstar Investment
                                                                           Management Corp.; President and
                                                                           Treasurer, Northstar Administrators
                                                                           Corp.; and, Vice President and
                                                                           Treasurer, Northstar
                                                                           Distributors, Inc. (1993-1999)

 ** OFFICERS HOLD THEIR POSITIONS WITH THE TRUST UNTIL A SUCCESSOR HAS BEEN DULY ELECTED AND QUALIFIED.

The SAI includes additional information about Fund Trustees and is available, without charge, upon request, at 1-800-637-1700.

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